Income taxes	12 Months Ended
Dec. 31, 2018
Income taxes

No income tax arose in the United States of America by the Group for the years ended December 31, 2018, 2017 and 2016.

The Company and Pact Asia Pacific Limited are exempt from taxation in the British Virgin Islands (“BVI”).

Far East and Euro Tech (China) Limited provided for Hong Kong profits tax at a rate of 16.5% in year 2018 (2017 and 2016: 16.5%) on the basis of their income for financial reporting purposes, adjusting for income and expense items which are not assessable or deductible for profits tax purposes.

Euro Tech Trading (Shanghai) Limited (“ETTS”), a subsidiary of Far East, provides for PRC Enterprise Income Tax at a rate of 25% (2017 and 2016: 25%), after offsetting losses brought forward, if any, on the basis of its income for financial reporting purposes, adjusting for income and expense items which are not assessable or deductible for PRC Enterprise Income Tax purposes. As of December 31, 2018, ETTS had an assessable loss carried forward of US$801,751 as agreed by the local tax authority to offset its profit for the forth coming years (2017: US$703,650 and 2016: US$746,808). Such loss will expire in 5 years.

Shanghai Euro Tech Limited (“SET”), a subsidiary of Far East, provides for PRC Enterprise Income Tax at a rate of 25% (2017 and 2016: 25%), after offsetting losses brought forward, if any, on the basis of its income for financial reporting purposes, adjusting for income and expense items which are not assessable or deductible for PRC Enterprise Income Tax purposes. As of December 31, 2018, SET had an assessable loss carried forward of US$317,098 as agreed by the local tax authority to offset its profit for the forth coming years (2017: US$254,265 and 2016: US$256,664). Such loss will expire in 5 years.

Shanghai Euro Tech Environmental Engineering Company Limited (“SETEE”), a subsidiary of Far East, provides for PRC Enterprise Income Tax at a rate of 25% (2017 and 2016: 25%), after offsetting losses brought forward, if any, on the basis of its income for financial reporting purposes, adjusting for income and expense items which are not assessable or deductible for PRC Enterprise Income Tax purposes. As of December 31, 2018, SETEE had an assessable loss carried forward of US$854,388 as agreed by the local tax authority to offset its profit for the forth coming years (2017: US$895,579 and 2016: US$1,074,609). Such loss will expire in 5 years.

Yixing Pact Environmental Technology Co. Ltd. (“Yixing”), a subsidiary of Far East, provides for PRC Enterprise Income Tax at a rate of 25% (2017 and 2016: 25%), after offsetting losses brought forward, if any, on the basis of its income for financial reporting purposes, adjusting for income and expense items which are not assessable or deductible for PRC Enterprise Income Tax purposes. As of December 31, 2018, Yixing had an assessable loss carried forward of US$1,228,223 as agreed by the local tax authority to offset its profit for the forth coming years (2017: US$ 512,252 ). Such loss will expire in 5 years.

Chongqing Euro Tech Rizhi Technology Co., Ltd (“CQ”), Rizhi Euro Tech Instrument (Shaanxi) Co., Ltd (“RZ”) and Guangzhou Euro Tech Environmental Equipment Co., Ltd (“GZ”), subsidiaries of Far East, provide for PRC Enterprise Income Tax at a rate of 25% (2017 and 2016: 25%), after offsetting losses brought forward, if any, on the basis of its income for financial reporting purposes, adjusting for income and expense items which are not assessable or deductible for PRC Enterprise Income Tax purposes. CQ, RZ and GZ had an assessable loss carried forward of US$135,479, US$ Nil and US$ Nil respectively as agreed by the local tax authority to offset its profit for the forth coming years (2017: US$121,674, US$ Nil and US$298,448). Such loss will expire in 5 years.

VIEs of the Group provide for PRC Enterprise Income Tax at a rate of 25% for year 2016, after offsetting losses brought forward, if any, on the basis of its income for financial reporting purposes, adjusting for income and expense items which are not assessable or deductible for PRC Enterprise Income Tax purposes.

Under the New Enterprise Income Tax Law and the implementation rules, profits of the PRC subsidiaries earned on or after January 1, 2008 and distributed by the PRC subsidiaries to foreign holding company are subject to a withholding tax at a rate of 10% unless reduced by tax treaty. Aggregate undistributed earnings of Far East’s subsidiaries located in the PRC that are available for distribution to Far East of approximately US$0.6 million at December 31, 2018 (2017: US$0.5 million and 2016: US$1.2 million) are intended to be reinvested, and accordingly, no deferred taxation has been made for the PRC dividend withholding taxes that would be payable upon the distribution of those amounts to Far East. Distributions made out of pre January 1, 2008 retained earnings will not be subject to the withholding tax.

Loss before income taxes:

	2018	2017	2016
	US$’000	US$’000	US$’000

The PRC and Hong Kong	(963)	(564)	(640)

The (credit) / provision for income taxes consist of:

	2018	2017	2016
	US$’000	US$’000	US$’000
Current tax expenses:
The PRC and Hong Kong	(346)	-	212
Total current (credit) / provision	(346)	-	212

Deferred tax expenses:
The PRC and Hong Kong	34	28	16
Total deferred provision	34	28	16

Total (credit) / provision	(312)	28	228

The principal reconciling items from income taxes computed at the statutory tax rates and at the effective income taxes rates are as follows:

	2018	2017	2016
	US$’000	US$’000	US$’000

Computed tax using respective companies’ statutory tax rates	(254)	(94)	(136)
Change in valuation allowances	68	120	350
Over-provision for income taxes in prior years	(131)	-	-
Non-deductible expenses	5	2	14
Total (credit) / provision for income taxes at effective tax rate	(312)	28	228

The components of deferred tax assets are as follows:

	2018	2017
	US$’000	US$’000

Tax losses	975	958
Temporary differences	(17)	(6)
Less: Valuation allowances	(834)	(794)
Net deferred tax assets	124	158

ZHEJIANG TIANLAN
Income taxes

According to relevant PRC tax laws and regulations, entities incorporated in the PRC are subject to Enterprise Income Tax (“EIT”) at a statutory rate of 25% or reduced national EIT rates of 15% for certain High and New Technology Enterprises (“HNTE”) on PRC taxable income. Zhejiang Tianlan Environmental Protection Technology Company Limited and Hangzhou Tianlan Environmental Protection Equipment Company Limited are classified as HNTE which enjoy a preferential tax rate of 15%.

During the years ended December 31, 2018 and 2017, the PRC tax laws and regulations have launched a tax reduction scheme for small enterprises, Hangzhou Tianlan Pure Environmental Protection Technology Company Limited, Hangzhou Tiancan Environmental Technology Company Limited and Zhejiang Tianlan Environmental Engineering and Design Company Limited are entitled to enjoy this tax benefit. As such, they are subjects to Enterprise Income Tax rate of 10% only.

The provision for income taxes (credit)/expense consists of:

	2018	2017	2016
	RMB’000	RMB’000	RMB’000
Current PRC EIT:
Domestic	2	4,237	6,298

Income taxes	2	4,237	6,298

Deferred tax benefit:	(7,969)	(405)	(1,337)

Total deferred taxes	(7,969)	(405)	(1,337)

Total	(7,967)	3,832	4,961

The principal reconciling items from income taxes computed at the statutory rates and at the effective income tax rates are as follows:

	2018	2017	2016
	RMB’000	RMB’000	RMB’000

(Loss)/income before income taxes	(34,194)	30,047	27,603
Computed tax using respective companies’ statutory tax rates	(4,987)	4,548	4,078
(Over)-provision for income taxes in prior years	-	(29)	57
Permanent difference	-	(459)	(82)
Temporary differences	(272)	(405)	(1,337)
Tax effect of revenue not subject to tax	(3,024)	(1,438)	(901)
Tax effect of expenses not deductible for tax purposes	316	1,435	2,732
Tax effect of unused tax losses not recognized	-	180	414
Income taxes (credit)/expense at effective tax rate	(7,967)	3,832	4,961

The components of deferred tax assets are as follows:

	2018	2017
	RMB’000	RMB’000

Allowance for doubtful debts	13,201	6,269
Tax losses	1,037	-
Total deferred tax assets	14,238	6,269